Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Variable Series Funds II, Inc.
Entity Central Index Key	0001738072
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000202342
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield V.I. Fund
Class Name	Class I Shares
Trading Symbol	HICUI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$26	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[1]
AssetsNet	$ 1,755,474,267
Holdings Count | Holding	1,324
InvestmentCompanyPortfolioTurnover	24.00%
Holdings [Text Block]

Credit quality allocation

Table Summary
Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
AA/Aa...
0.1%
A...
1.7
BBB/Baa...
4.1
BB/Ba...
42.4
B...
43.6
CCC/Caa...
7.4
CC/Ca...
0.0Footnote Reference(c)
N/R...
0.7
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.
Footnote(c)	Rounds to less than 0.1%.

C000202343
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield V.I. Fund
Class Name	Class III Shares
Trading Symbol	HCIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$38	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[2]
AssetsNet	$ 1,755,474,267
Holdings Count | Holding	1,324
InvestmentCompanyPortfolioTurnover	24.00%
Holdings [Text Block]

Credit quality allocation

Table Summary
Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
AA/Aa...
0.1%
A...
1.7
BBB/Baa...
4.1
BB/Ba...
42.4
B...
43.6
CCC/Caa...
7.4
CC/Ca...
0.0Footnote Reference(c)
N/R...
0.7
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.
Footnote(c)	Rounds to less than 0.1%.

C000202344
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return V.I. Fund
Class Name	Class I Shares
Trading Symbol	CRBDI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$22	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[3]
AssetsNet	$ 981,811,257
Holdings Count | Holding	3,522
InvestmentCompanyPortfolioTurnover	461.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$981,811,257
Number of Portfolio Holdings...
3,522
Portfolio Turnover Rate...
461%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
38.6%
Corporate Bonds...
19.7
U.S. Treasury Obligations...
12.6
Investment Companies...
11.3
Non-Agency Mortgage-Backed Securities...
6.8
Asset-Backed Securities...
5.8
Foreign Government Obligations...
3.0
Preferred Securities...
0.9
Municipal Bonds...
0.5
Common Stocks...
0.3
OtherFootnote Reference(b)...
0.5
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
21.4%
AA/Aa...
48.1
A...
5.9
BBB/Baa...
12.6
BB/Ba...
3.5
B...
1.4
CCC/Caa...
0.3
CC/Ca...
0.0Footnote Reference(e)
C...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
6.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202345
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return V.I. Fund
Class Name	Class III Shares
Trading Symbol	CBIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$37	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[4]
AssetsNet	$ 981,811,257
Holdings Count | Holding	3,522
InvestmentCompanyPortfolioTurnover	461.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$981,811,257
Number of Portfolio Holdings...
3,522
Portfolio Turnover Rate...
461%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
38.6%
Corporate Bonds...
19.7
U.S. Treasury Obligations...
12.6
Investment Companies...
11.3
Non-Agency Mortgage-Backed Securities...
6.8
Asset-Backed Securities...
5.8
Foreign Government Obligations...
3.0
Preferred Securities...
0.9
Municipal Bonds...
0.5
Common Stocks...
0.3
OtherFootnote Reference(b)...
0.5
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
21.4%
AA/Aa...
48.1
A...
5.9
BBB/Baa...
12.6
BB/Ba...
3.5
B...
1.4
CCC/Caa...
0.3
CC/Ca...
0.0Footnote Reference(e)
C...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
6.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.